Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 2
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 83,457,029
Level 2 | Financial asset at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 35,143,278	₩ 41,294,618
Level 2 | Financial asset at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV	DCF, NAV
Carrying value	₩ 35,138,234	₩ 41,187,202
Significant unobservable inputs and range	Discount rate, interest rate, stock price and etc.	Discount rate, interest rate, stock price and etc.
Level 2 | Financial asset at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV	NAV
Carrying value	₩ 5,044	₩ 107,416
Significant unobservable inputs and range	Price of underlying assets such as stocks, bonds, etc.	Price of underlying assets such as stocks, bonds, etc.
Level 2 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 5,885,102	₩ 3,259,028
Level 2 | Derivative assets | Trading
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model, Implied forward interest rate, DCF	Option model, Implied forward interest rate, DCF
Carrying value	₩ 5,586,798	₩ 3,033,965
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Level 2 | Derivative assets | Hedging
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique		interest rate, DCF
Carrying value	₩ 298,304	₩ 225,063
Level 2 | Securities measured at FVTPL
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 78,337,778	₩ 38,903,383
Level 2 | Securities measured at FVTPL | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF	DCF
Carrying value	₩ 37,309,398	₩ 38,855,158
Significant unobservable inputs and range	Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.	Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.
Level 2 | Securities measured at FVTPL | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique		NAV
Carrying value		₩ 48,225
Level 3 | Financial asset at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 15,044,162	₩ 12,832,628
Level 3 | Financial asset at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model(*1), Income approach	DCF, NAV, Option model(*1)
Carrying value	₩ 13,048,112	₩ 11,507,162
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Correlations, Growth rate, and Liquidation Value	The volatility of the underlying asset, Discount rate, Correlations and Growth rate
Level 3 | Financial asset at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model(*1), Comparable company analysis, Transaction case price	DCF, NAV, Option model(*1), Comparable company analysis
Carrying value	₩ 1,996,050	₩ 1,325,466
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate and Correlations	The volatility of the underlying asset, Discount rate, Correlations and Growth rate
Level 3 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 529,144	₩ 528,619
Level 3 | Derivative assets | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model(*1)	Option model(*1)
Carrying value	₩ 54,541	₩ 28,783
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset and Correlations
Level 3 | Derivative assets | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model(*1)	Option model(*1)
Carrying value	₩ 51,025	₩ 6,029
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset, Correlations and Discount rate
Level 3 | Derivative assets | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model(*1)	Option model(*1)
Carrying value	₩ 423,578	₩ 493,807
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations and Hazard Rate	The volatility of the underlying asset and Hazard Rate
Level 3 | Securities measured at FVTPL
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 16,449,860	₩ 14,086,479
Level 3 | Securities measured at FVTPL | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model(*1), Comparable company analysis
Carrying value	₩ 876,554	₩ 725,232
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Growth rate and Volatility	The volatility of the underlying asset, Discount rate and Growth rate